STOCK AWARDS - Narrative (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Mar. 31, 2024 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 shares
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Offering price (in us dollars per share) | $ / shares		$ 21.00
Maximum | 2024 Incentive Award Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Offering price (in us dollars per share) | $ / shares		$ 24.85
Employee Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial percentage of outstanding stock available for issuance	0.1025
Percentage of outstanding stock maximum	1.00%
Shares issued in period (in shares)		0
Employee Stock | 2024 Incentive Award Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant (in shares)	15,390,579
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant (in shares)		15,409,470	0
Vesting term		1 year
Share-based payment arrangement, nonvested award, excluding option, cost not yet recognized, amount | $		$ 232,736
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition		4 years 9 months 18 days
Restricted Stock Units (RSUs) | 2024 Incentive Award Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant (in shares)		18,891
Restricted Stock Units (RSUs) | Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting rights, percentage		25.00%
Restricted Stock Units (RSUs) | Tranche Two Through Six
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting term		5 years